IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes			259 days
Loss trading days	8 days
Positive trading days	88.00%
Bottom of range [member]
MarketRisk [Line Items]
Percentage of P&C deposits in bank's total funding	75.00%		75.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity		$ (1,284)	$ (1,293)	$ (1,368)
Increase (decrease) to economic value of shareholders equity from prior period			9
NII Sensitivity		2,000	1,545	1,857
Increase (decrease) to net interest income from last period			(455)
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity		543	1,149	338
Increase (decrease) to economic value of shareholders equity from prior period			606
NII Sensitivity		$ (1,481)	(1,574)	$ (1,101)
Increase (decrease) to net interest income from last period			$ 93